Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 639,618	$ (22,401,318)
Other comprehensive income (loss)
Foreign currency translation adjustment	78,536	(180,706)
Comprehensive income (loss)	$ 718,154	$ (22,582,024)